SEGMENTS (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Net revenues	$ 21,903	$ 19,652	$ 20,272
Branded CNS [Member]
Product Information [Line Items]
Net revenues	5,283	5,213	5,575
Branded Respiratory Products [Member]
Product Information [Line Items]
Net revenues	1,274	1,129	957
Branded Womens Health Products [Member]
Product Information [Line Items]
Net revenues	458	461	504
Branded Oncology Products [Member]
Product Information [Line Items]
Net revenues	1,139	1,201	1,180
Other Branded Products [Member]
Product Information [Line Items]
Net revenues	520	334	344
Branded C N S Copaxone [Member]
Product Information [Line Items]
Net revenues	4,223	4,023	4,237
Branded C N S Azilect [Member]
Product Information [Line Items]
Net revenues	410	384	428
Branded C N S Nuvigil [Member]
Product Information [Line Items]
Net revenues	200	373	388
Branded Respiratory Proair [Member]
Product Information [Line Items]
Net revenues	565	549	478
Branded Respiratory Qvar [Member]
Product Information [Line Items]
Net revenues	462	392	286
Branded Oncology Treanda and Bendeka [Member]
Product Information [Line Items]
Net revenues	661	741	767
Branded [Member]
Product Information [Line Items]
Net revenues	$ 8,674	$ 8,338	$ 8,560